Fair Value Measurements - Summary of Change in Level 3 Fair Value of Derivative Warrant Liabilities (Details) - USD ($)		3 Months Ended	5 Months Ended	6 Months Ended			12 Months Ended
	Sep. 21, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of derivative warrant liabilities				$ 14,804,000		$ (54,000)	$ 1,296,000	$ 341,000
ACON S2 Acquisition Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance of derivative warrant liabilities				21,354,400
Change in fair value of derivative warrant liabilities	$ 19,500,000	$ 6,110,830	$ 1,854,400	(3,370,040)
Ending balance of Derivative warrant liabilities		17,984,360	21,354,400	17,984,360	$ 21,354,400		21,354,400
Level 3 [Member] | ACON S2 Acquisition Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance of derivative warrant liabilities				7,729,400
Issuance of Warrants					19,500,000
Change in fair value of derivative warrant liabilities				(1,995,040)	1,854,400
Transfer of Public Warrants to level 1					(13,625,000)
Ending balance of Derivative warrant liabilities		$ 5,734,360	7,729,400	5,734,360	7,729,400		7,729,400
Level 3 [Member] | Public Warrants [Member] | ACON S2 Acquisition Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of Warrants					12,500,000
Change in fair value of derivative warrant liabilities					1,125,000
Transfer of Public Warrants to level 1					(13,625,000)
Level 3 [Member] | Private Placement Warrants [Member] | ACON S2 Acquisition Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance of derivative warrant liabilities				$ 7,729,400
Issuance of Warrants					7,000,000
Change in fair value of derivative warrant liabilities					729,400
Ending balance of Derivative warrant liabilities			$ 7,729,400		$ 7,729,400		$ 7,729,400